Document and Entity Information	Jul. 02, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Entity Registrant Name	Alight Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	224
Local Phone Number	737-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001809104
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ALIT
Security Exchange Name	NYSE
Warrants to purchase one share of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A Common Stock
Trading Symbol	ALIT.WS
Security Exchange Name	NYSE